Non-controlling Interests	12 Months Ended
Dec. 31, 2018
Non-controlling Interests
Non-controlling Interests

18.Non-controlling Interests

Non-controlling interests as of December 31, 2018 and 2017, consisted of:

	2018		2017
Capital stock	Ps.	1,157,533	Ps.	1,166,114
Additional paid-in capital		3,001,681		3,010,618
Legal reserve		164,849		166,694
Retained earnings from prior years (1) (2)		8,921,574		7,415,129
Net income for the year		1,605,856		2,053,026
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation		167,109		189,401
Remeasurement of post-employment benefit obligations on defined benefit plans		(4,831)		(5,832)
	Ps.	15,013,771	Ps.	13,995,150
(1)

In 2018, 2017 and 2016, the holding companies of the Sky segment paid a dividend to its equity owners in the aggregate amount of Ps.3,000,000, Ps.1,000,000 and Ps.1,000,000, respectively, of which Ps.1,240,002, Ps.413,334 and Ps.413,334, respectively, were paid to its non-controlling interest.

(2)

In 2017 and 2016, the stockholders of Radiópolis approved the payment of a dividend in the amount of, Ps.90,000 and Ps.194,000, respectively, of which Ps.45,000 and Ps.97,000, respectively, were paid to its non-controlling interest.

Amounts of consolidated current assets, non-current assets, current liabilities and non-current liabilities of Sky and Empresas Cablevisión as of December 31, 2018 and 2017, are set forth as follows:

	Sky				Empresas Cablevisión
	2018		2017		2018		2017
Assets:
Current assets	Ps.	12,508,441	Ps.	9,674,314	Ps.	5,324,452	Ps.	4,198,306
Non-current assets		19,003,827		19,753,797		18,158,208		18,220,182
Total assets		31,512,268		29,428,111		23,482,660		22,418,488

Liabilities:
Current liabilities		4,948,165		3,357,249		4,603,918		4,502,789
Non-current liabilities		9,699,401		10,092,917		2,447,627		2,684,242
Total liabilities		14,647,566		13,450,166		7,051,545		7,187,031
Net assets	Ps.	16,864,702	Ps.	15,977,945	Ps.	16,431,115	Ps.	15,231,457

Amounts of consolidated net sales, net income and total comprehensive income of Sky and Empresas Cablevisión for the years ended December 31, 2018 and 2017, are set forth as follows:

	Sky				Empresas Cablevisión
	2018		2017		2018		2017
Net sales	Ps.	22,002,216	Ps.	22,196,629	Ps.	13,392,428	Ps.	12,527,621
Non-income		2,287,313		2,904,155		1,062,045		1,596,633
Total comprehensive income		2,237,380		2,780,519		1,060,834		1,595,548

As of December 31, 2018, the Group did not have dividends payable.

Amounts of consolidated summarized cash flows of Sky and Empresas Cablevisión for the years ended December 31, 2018 and 2017, are set forth as follows:

	Sky				Empresas Cablevisión
	2018		2017		2018		2017
Cash flows from operating activities	Ps.	9,122,533	Ps.	8,054,919	Ps.	4,390,549	Ps.	3,902,640
Cash flows from investing activities		(3,827,245)		(3,999,060)		(3,423,332)		(2,504,986)
Cash flows from financing activities		(3,962,763)		(2,094,281)		(472,995)		(708,730)
Net increase in cash and cash equivalents	Ps.	1,332,525	Ps.	1,961,578	Ps.	494,222	Ps.	688,924